OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 6 – OTHER RECEIVABLES

	As of December 31,
Current other receivables	2022	2021
Prepaid expenses	5,477	9,944
Guarantee of financial operations	2,415	3,730
Tax credits	9,545	1,654
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	342	444
Financial DFI (Note 22)	117	—
Indemnification assets (Note 3.d.1.b)	69	—
Other	2,321	2,177
Allowance for other receivables	(749)	(718)
	19,537	17,231

	As of December 31,
	2022	2021
Non-current other receivables
Prepaid expenses	904	3,255
Financial DFI (Note 22)	201	—
Tax credits	9	5
Other	555	803
	1,669	4,063
Total other receivables, net	21,206	21,294

Movements in the allowance for current other receivables are as follows:

	Years ended December 31,
	2022	2021
At the beginning of the year	(718)	(979)
Increases	(387)	—
RECPAM and currency translation adjustments	356	261
At the end of the year	(749)	(718)